Depreciation, Amortization And Impairment Loss Of Property Plant And Equipment And Financial Assets Under IFRS 9 (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation, Amortization And Impairment Loss Of Property Plant And Equipment And Financial Assets Under IFRS 9.
Depreciation	$ (234,772,927)	$ (215,986,710)	$ (198,700,349)
Amortization	(18,626,857)	(22,286,241)	(12,227,307)
Total	$ (253,399,784)	$ (238,272,951)	$ (210,927,656)